Employee Benefit Plans (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 15, 2015	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferral of compensation percentage maximum		100.00%		100.00%
Liabilities, gain (loss) recognized in income		$ (758)	$ (774)	$ 8,106	$ (11,476)	$ 2,170
Distribution from deferred compensation plan		46	80	241	229	0
Deferred compensation plan liability		11,268		10,574	19,259
Incentive awards program, payment period after measurement	45 days
Incentive liabilities				121	487
Salaries and benefits expense (income)				77	200	(25)
Incentive distribution				443	0	73
Deferred Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Liabilities, gain (loss) recognized in income		$ (740)	$ (561)	$ 8,444	(10,410)	2,127
Minimum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Incentive awards program, return multiplier	100.00%
Maximum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Incentive awards program, return multiplier	300.00%
401(k) Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee's qualified age				21 years
Employee period of service				1 year
Minimum hours worked to participate in plan				1000 hours
Percentage of Company contributions				50.00%
Percentage of Employee's contributions				6.00%
Company contribution vesting percentage per year				25.00%
Matching expenses incurred				$ 446	$ 304	$ 341
Subsidiary
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of Employee's contributions				3.00%
Subsidiary | Minimum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee's qualified age				18 years
Employee period of service				0 years
Percentage of Company contributions				0.00%
Maximum vesting term				0 years
Subsidiary | Maximum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee's qualified age				21 years
Employee period of service				1 year
Percentage of Company contributions				100.00%
Maximum vesting term				6 years
Subsidiary | 401(k) Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of Company contributions				50.00%
Percentage of Employee's contributions				2.00%
Common Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation plan distribution (in shares)		1	0	3	3	0